UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasuer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-2168

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Semiannual Report
2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	2-28-09

A	12-29-89	–5.96	0.31	2.67	—	–10.68	–5.96	1.58	30.13	—	4.57

B	12-31-91	–7.09	0.06	2.48	—	–11.41	–7.09	0.29	27.74	—	3.92

C	4-1-99	–3.35	0.39	—	2.27	–7.76	–3.35	1.98	—	24.87	3.92

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.81%, Class B — 1.66% and Class C — 1.66%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	California Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-99	$12,774	$12,774	$15,692

C2	4-1-99	12,487	12,487	15,671

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Municipal Bond Index.

Semiannual report | California Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$935.50	$4.22

Class B	1,000.00	931.50	8.24

Class C	1,000.00	931.50	8.24

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]

Class A	$1,000.00	$1,020.40	$4.41

Class B	1,000.00	1,016.30	8.60

Class C	1,000.00	1,016.30	8.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.88%, 1.72% and 1.72% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund	9

Portfolio summary

Top 10 holdings[1]

Santa Ana Financing Auth., 7-1-24, 6.250%	4.4%

California, State of, 3-1-16, 5.000%	4.0%

San Bernardino, County of, 8-1-17, 5.500%	3.5%

Puerto Rico Aqueduct & Sewer Auth., 7-1-11, 10.021%	3.4%

Golden State Tobacco Securitization Corp, 6-1-35, 5.000%	3.0%

New Haven Unified School District 8-1-22, Zero	2.5%

Santa Clara County Financing Auth., 5-15-17, 5.500%	2.4%

Puerto Rico, Commonwealth of, 7-1-15, 6.500%	2.3%

California, State of, 4-1-29, 4.750%	2.1%

California Public Works Board, 12-1-19, 5.000%	2.0%

Sector distribution[2,3]

General obligation bonds	17%	Tobacco	5%

Revenue bonds		Tax allocation	4%

Other revenue	20%	Leasing contracts	4%

Correctional facilities	9%	Education	2%

Health	9%	Economic development	2%

Transportation	9%	Electric	2%

Special tax	6%	Other	5%

Water & sewer	6%

Quality distribution[3]

AAA	13%

AA	43%

A	14%

BBB	20%

BB	9%

Other	1%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 99.05%					$262,263,735

(Cost $281,565,775)
California 89.10%					236,273,177

ABAG Finance Auth. for Nonprofit Corps,
Rev Health Fac Inst. on Aging	5.650%	08-15-38	A	$1,000	876,110
Rev San Diego Hosp Assn Ser 2001A	6.125	08-15-20	A–	2,000	1,907,380

Anaheim Public Financing Auth.,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C (D)	Zero	09-01-18	AAA	3,000	1,869,810

Anaheim, City of,
Rev Ref Cert of Part Reg Convention
Ctr (D)	Zero	07-16-23	AA	2,000	2,051,160

Antioch Public Financing Auth.,
Reassmt. Rev., Sub. Ser. B (G)	5.850	09-02-15	BB+	1,375	1,317,594

Bay Area Toll Auth.,
Rev Ref Toll Bridge Ser 2007F	5.500	04-01-43	AA	5,000	5,041,700

Belmont California Communuty
Facilities District,
Rev Special Tax Dist. No. 2000-1
Library Proj. Ser. 2004A (D)	5.750	08-01-24	A1	1,000	1,124,130

California County Tobacco
Securitization Agency,
Rev Asset Backed Bond Fresno County
Fdg Corp.	6.000	06-01-35	BBB	1,765	1,140,984
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	3,209,700
Rev Asset Backed Bond Los Angeles
County (Zero to 12-1-10 then 5.250%)	Zero	06-01-21	Baa3	5,000	3,161,900
Rev Asset Backed Bond Stanislaus Fdg
Ser 2002A	5.500	06-01-33	Baa3	1,000	707,820

California Educational Facilities Auth.,
Rev College & Univ Proj	5.000	02-01-26	Baa3	4,525	3,186,143
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	5	5,020
Rev Ref Woodbury Univ	5.000	01-01-25	BBB–	1,800	1,310,544
Rev Ref Woodbury Univ	5.000	01-01-30	BBB–	2,000	1,335,920
Rev University of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,423,678

California Health Facilities Financing Auth.,
Rev Catholic Health Care West
Ser 2004G	5.250	07-01-23	A	1,000	938,510
Rev Kaiser Permanente Ser. A	5.250	04-01-39	A+	2,500	2,083,500
Rev Providence Health & Services Ser C	6.500	10-01-33	AA	1,000	1,046,770

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	11

FINANCIAL  STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

California Infrastructure &
Economic Development,
Rev J. David Gladstone Inst. Proj.	5.250%	10-01-34	A–	$1,000	$869,620
Rev Kaiser Hosp Asst I LLC Ser 2001A	5.550	08-01-31	A+	3,000	2,688,570
Rev Performing Arts Center	5.000	12-01-27	A	500	482,265

California Municipal Finance Auth.,
Rev Ref American Heritage Education
Foundation Proj Ser 2006A	5.250	06-01-26	BBB–	1,000	706,980

California Pollution Control
Financing Auth.,
Rev Poll Control Pacific Gas & Electric
Ser 1996A (D)	5.350	12-01-16	AA–	1,000	957,470
Rev Solid Waste Disp Mgmt Inc Proj
Ser 2005C (P)	5.125	11-01-23	BBB	2,000	1,659,220

California Public Works Board,
Rev Lease Dept Corrections Ser 2003C	5.500	06-01-18	A–	5,000	5,187,050
Rev Ref Dept Corrections State Prisions
Ser 1993A (D)	5.000	12-01-19	A	5,000	5,327,700

California Statewide Communities
Develop Auth.,
Rev CHF Irvine LLC UCI East Campus	5.750	05-15-32	BAA2	1,230	990,211
Rev Reg Sr Living Presbyterian Homes
Ser 2006A	4.875	11-15-36	BBB+	2,000	1,231,700
Rev Thomas Jefferson Sch. Law Ser. A	7.250	10-01-38	BB+	2,000	1,476,000

California Statewide Financing Auth.,
Rev Tobacco Settlement Asset Backed
Bond 2002A	6.000	05-01-37	Baa3	2,500	1,603,000
Rev Tobacco Settlement Asset Backed
Bond 2002B	6.000	05-01-37	Baa3	4,000	2,564,800

California, State of,
GO Unltd.	5.125	04-01-23	A	2,000	2,003,000
GO Unltd.	5.125	11-01-24	A	1,000	995,450
GO Unltd. (D)	5.000	03-01-16	AA–	10,010	10,542,132
GO Unltd. (D)	4.750	04-01-29	AAA	6,000	5,615,820
GO Unltd. (P)(V)	0.850	07-01-23	A+	1,100	1,100,000

Capistrano Unified School District,
Rev Spec Tax Cmty Facil
Dist No. 90 2 (G)	6.000	09-01-33	BB	750	615,330
Rev Spec Tax Cmty Facil
Dist No. 90 2 (G)	5.875	09-01-23	BB	500	456,465

Center Unified School District,
GO Unltd Ref Cap Apprec Ser
1997C (D)	Zero	09-01-16	AA–	2,145	1,589,080

Chula Vista Industrial
Development Auth.,
Rev Ref Tax Alloc Bayfront Ser
2006B (G)	5.250	10-01-27	BB+	1,250	919,175

Cloverdale Community
Development Agency,
Rev Tax Allocation Redev Proj (G)	5.500	09-01-38	BB+	3,000	2,006,400

Contra Costa County Public
Financing Auth.,
Rev Ref Lease Various Cap Facil Ser
1999A (D)	5.000	06-01-28	AA–	1,230	1,198,733

See notes to financial statements

12	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

Corona Community Facilities District,
Rev Special Tax Escrow 97-2 (G)	5.875%	09-01-23	BB+	$1,205	$982,991

East Side Unified High School District,
GO Ultd Santa Clara County Ref
2012 (D)	5.250	09-01-24	AAA	2,500	2,630,475

Folsom Public Financing Auth.,
Rev Ref Sub Bond Ser 2007B (G)	5.125	09-01-26	BB	1,000	697,460

Foothill Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	6,615	1,710,374
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	30,000	2,814,000

Fresno Joint Powers Financing Auth.,
Rev Ser 1994A	6.550	09-02-12	A+	100	100,250

Fresno, City of,
Rev Swr Ser A 1 (D)	5.250	09-01-19	AA	1,000	1,108,730

Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	806,110

Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	AAA	2,760	3,029,266
Rev Asset Backed Bond Ser 2005A (D)	5.000	06-01-35	A	10,000	8,046,900

Inglewood Unified School District
Facilities Financing Auth.,
Rev Ref Bond (D)	5.250	10-15-26	AAA	5,000	5,246,200

Irvine, City of,
Rev Meadows Mobile Home Park Ser
1998A (G)	5.700	03-01-28	BBB–	3,975	3,060,631

Laguna Salada Union School District,
GO Unltd Ser 2000C (D)	Zero	08-01-26	AA–	1,000	376,780

Lancaster School District,
Rev Ref Cert of Part Cap Apprec (D)	Zero	04-01-19	AAA	1,730	1,082,703
Rev Ref Cert of Part Cap Apprec (D)	Zero	04-01-22	AAA	1,380	696,113

Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2
Montecito Ranch (G)	6.125	09-01-27	BB	1,200	934,656

Long Beach, City of,
Rev Ref Harbor Ser 1998A (D)	6.000	05-15-18	AA	2,660	2,818,616
Rev Spec Tax Cmty Facil Dist No. 6
Pike (G)	6.250	10-01-26	BB–	2,500	2,121,675

Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business
Park Proj (G)	6.400	09-01-22	BB+	655	582,740

Los Angeles Department of Water
& Power,
Rev Power Systems A 1	5.250	07-01-38	AA–	2,000	2,007,180
Rev Power Systems Ser A	5.000	07-01-39	AA–	1,000	969,570

Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser
1997A (G)	7.375	09-01-27	BB	2,500	2,044,775

Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
4-1 2 (G)	5.100	09-01-26	BB	3,000	2,117,460

New Haven Unified School District,
GO Unltd Cap Apprec Ser 1998B (D)	Zero	08-01-22	AA–	14,200	6,613,792

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	13

FINANCIAL  STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

Northern California
Transmission Agency,
Rev Ref Calif-Oregon Transm Proj Ser
1990A (D)	7.000%	05-01-13	AA–	$100	$111,196

Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj (D)	5.000	02-01-17	A	2,045	2,049,070

Orange, County of,
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,281,889

Oxnard, City of,
Rev Special Tax District No. 3
Seabridge (G)	5.000	09-01-35	BB	1,500	920,385

Paramount Unified School District,
GO Unltd Cap Apprec Bonds Ser
2001B (D)	Zero	09-01-25	AAA	4,735	1,887,087

Pasadena, City of,
Cert of Part Ref Old Pasadena Parking
Facil Proj	6.250	01-01-18	AA+	850	989,723

Poway, City of,
Rev Ref Cmty Facil Dist No 88 1 Pkwy
Business Ctr (G)	6.750	08-15-15	BB	1,000	1,014,270

Rancho Santa Fe Community
Services District,
Rev Spec Tax Cmty Facil Dist No 1 (G)	6.700	09-01-30	BB	1,000	842,480

Ripon Redevelopment Agency,
Rev Ref Community Redevelopment
Proj (D)	4.750	11-01-36	A3	1,700	1,293,581

Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside
County Ser 1993A	6.500	06-01-12	AA–	1,000	1,086,580

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr Ser
1999A (G)	6.250	01-01-30	AA	4,975	5,165,791

San Bernardino, County of, (D)
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	440,437
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AA	8,750	9,163,962

San Bruno Park School District,
GO Unltd Cap Apprec Ser 2008B (D)	Zero	08-01-21	AA	1,015	539,209
GO Unltd Cap Apprec Ser 2008B (D)	Zero	08-01-23	AA	1,080	495,288

San Diego County Water Auth.,
Rev Ref Cert	5.651	04-22-09	AA+	400	406,056

San Diego Redevelopment Agency, (D)
Rev Tax Alloc City Heights Proj Ser
1999A (G)	5.800	09-01-28	BB	1,395	1,064,064
Rev Tax Alloc City Heights Proj Ser
1999A (G)	5.750	09-01-23	BB	1,000	808,110
Rev Tax Alloc City Heights Proj Ser
1999B (G)	Zero	09-01-17	BB	1,600	838,336
Rev Tax Alloc City Heights Proj Ser
1999B (G)	Zero	09-01-18	BB	1,700	815,082

San Diego Unified School District,
GO Unltd Cap Apprec Ser 1999A (D)	Zero	07-01-21	AA	2,500	1,378,675
GO Unltd Election of 1998 Ser
2000B (D)	5.000	07-01-25	AA	2,450	2,542,634

See notes to financial statements

14	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

San Francisco City & County
Redevelopment Agency,
Rev Cmnty Facil Dist No. 6 Mission Ser
2001A (G)	6.000%	08-01-25	BB	$2,500	$2,196,050
Rev Spec Tax Cmnty Facil Dist No. 6 Ser
2005A (G)	5.150	08-01-35	BB	1,250	886,787

San Francisco State Building Auth.,
Rev Ref Lease Dept of Gen Serv Ser
1993A	5.000	10-01-13	A–	2,145	2,308,814

San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB–	5,000	3,867,150
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,411,850
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,777,735

San Joaquin, County of,
Cert of Part Ref County Admin
Building (D)	5.000	11-15-29	AA–	2,965	2,687,506

San Marcos Public Facilities Auth.,
Rev Sub Tax Increment Proj Area 3 Ser
1999A (G)	6.000	08-01-31	AA	1,305	1,359,458

San Mateo County Joint Power Auth.,
Rev Ref Lease Cap Proj Prog (D)	5.000	07-01-21	AA–	1,815	1,816,543

Santa Ana Financing Auth.,
Rev Lease Police Admin & Hldg Facil
Ser 1994A (D)	6.250	07-01-19	AA–	1,790	2,034,765
Rev Lease Police Admin & Hldg Facil
Ser 1994A (D)	6.250	07-01-24	AA–	10,000	11,544,300
Rev Ref Mainplace Proj Ser 1998D (G)	5.600	09-01-19	BBB–	1,000	874,580

Santa Clara County Financing Auth.,
Rev Ref Lease Multiple Facil Proj Ser
2000B (D)	5.500	05-15-17	AA	6,000	6,302,220

Santa Fe Springs Community
Development Commission,
Rev Tax Alloc Cap Apprec Cons Redev
Proj Ser 2006A (D)	Zero	09-01-20	AA	1,275	685,364

Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No.
99 1 (G)	6.000	09-01-30	AA	500	591,000

Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,490	1,232,781

Southern California Public Power Auth.,
Rev Natural Gas Proj No. 1 Ser 2007A	5.250	11-01-26	A	2,000	1,395,120
Rev Ref Southern Transm Proj (D)	Zero	07-01-13	Aa3	4,400	3,977,028

Tobacco Securitizaion Auth.
Northern California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,091,100

Torrance, City of,
RefHosp Torrance Mem Med Ctr Ser
2001A	5.500	06-01-31	A+	2,000	1,794,260

Turlock Health Facilities,
Rev Emanuel Med Ctr Ser 2007B	5.125	10-15-37	BBB	2,500	1,473,425

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	15

FINANCIAL  STATEMENTS

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

Vallejo Sanitation & Flood
Control District,
Rev Ref Cert of Part (D)	5.000%	07-01-19	AA–	$2,500	$2,455,325

West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,252,120
Puerto Rico 9.80%					25,990,558

Puerto Rico Aqueduct & Sewer Auth.,
Rev Inverse Floater (Gtd) (D)(P)	10.021	07-01-11	AA	7,500	9,133,500
Rev Sr Lien Ser 2008A (Zero to 7-1-11
then 6.125%)	Zero	07-01-24	BBB–	1,750	1,292,217

Puerto Rico Highway &
Transportation Auth.,
Ref Ser 1996Z (D)	6.250	07-01-14	AA	3,250	3,334,825
Rev Ref Ser 1998A (D)	5.000	07-01-38	AA	190	149,551

Puerto Rico Ind’l, Tourist, Ed’l, Med
& Environmental Control Facilities
Financing Auth.,
Rev Hospital De La Conception – A	6.500	11-15-20	AA	500	512,770

Puerto Rico, Commonwealth of,
GO Unltd	6.500	07-01-15	BBB–	6,000	6,187,620
GO Unltd Ser A	5.375	07-01-33	BBB–	1,250	1,052,375
GO Unltd Ser A	5.000	07-01-23	BBB–	5,000	4,327,700

Total investments (Cost $281,565,775)† 98.90%					$262,263,735

Other assets and liabilities, net 1.10%					$2,921,200

Total net assets 100.00%					$265,184,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	6.07
Financial Guaranty Insurance Company	4.58
Financial Security Assurance, Inc.	7.26
Municipal Bond Insurance Association	28.95

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates.

† At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $280,222,143. Net unrealized depreciation aggregated $17,958,408, of which $11,753,020 related to appreciated investment securities and $29,711,428 related to depreciated investment securities.

See notes to financial statements

16	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $281,565,775)	$262,263,735
Receivable for shares sold	443,243
Interest receivable	3,776,955
Receivable from affiliates	57,765
Total assets	266,541,698

Liabilities

Due to custodian	59,794
Payable for investments purchased	719,516
Payable for shares repurchased	272,683
Payable to affiliates
Management fees	107,480
Distribution and service fees	40,932
Other	70,323
Other payables and accrued expenses	86,035
Total liabilities	1,356,763

Net assets

Capital paid-in	284,809,351
Accumulated net realized loss on investments	(378,130)
Net unrealized depreciation of investments	(19,302,040)
Accumulated net investment income	55,754
Net assets	$265,184,935

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($246,414,974 ÷ 26,108,508 shares)	$9.44
Class B ($7,412,462 ÷ 785,307 shares)[1]	$9.44
Class C ($11,357,499 ÷ 1,203,359 shares)[1]	$9.44

Maximum offering price per share

Class A ($9.44 ÷ 95.5%)[2]	$9.88

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	17

FINANCIAL  STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,152,093
Total investment income	8,152,093

Expenses

Investment management fees (Note 5)	748,677
Distribution and service fees (Note 5)	287,139
Transfer agent fees (Note 5)	58,680
Accounting and legal services fees (Note 5)	20,504
Professional fees	49,801
Custodian fees	39,936
Printing fees	12,967
Registration fees	8,145
Trustees’ fees	7,285
Miscellaneous	41,427

Total expenses	1,274,561
Less expense reductions (Note 5)	(21)

Net expenses	1,274,540

Net investment income	6,877,553

Realized and unrealized gain (loss)

Net realized loss on investments	(1,622,196)
Change in net unrealized appreciation (depreciation) of investments	(26,717,324)

Net realized and unrealized loss	(28,339,520)

Decrease in net assets from operations	($21,461,967)

1 Semiannual period from 9-1-08 to 2-28-09.

See notes to financial statements

18	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-08	2-28-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$14,264,926	$6,877,553
Net realized gain (loss)	219,561	(1,622,196)
Change in net unrealized appreciation (depreciation)	(7,654,523)	(26,717,324)

Increase (decrease) in net assets resulting from operations	6,829,964	(21,461,967)

Distributions to shareholders
From net investment income
Class A	(13,221,127)	(6,446,407)
Class B	(437,796)	(175,691)
Class C	(443,676)	(238,580)
From net realized gain
Class A	(374,572)	(170,182)
Class B	(16,486)	(5,509)
Class C	(14,767)	(7,541)
	(14,508,424)	(7,043,910)
From Fund share transactions (Note 6)	(3,483,468)	(23,822,098)

Total decrease	(11,161,928)	(52,327,975)

Net assets

Beginning of period	328,674,838	317,512,910
End of period	$317,512,910	$265,184,935

1 Semiannual period from 9-1-08 to 2-28-09.

2 Includes accumulated net investment income of $38,879 and $55,754, respectively.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	19

STATEMENTS FINANCIAL

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.36
Net investment income[3]	0.52	0.51	0.49	0.47	0.47	0.24
Net realized and unrealized gain
(loss) on investments	0.30	0.16	(0.15)	(0.32)	(0.25)	(0.91)
Total from investment operations	0.82	0.67	0.34	0.15	0.22	(0.67)
Less distributions
From net investment income	(0.51)	(0.50)	(0.49)	(0.47)	(0.46)	(0.24)
From net realized gain	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.51)	(0.50)	(0.49)	(0.47)	(0.47)	(0.25)
Net asset value, end of period	$10.91	$11.08	$10.93	$10.61	$10.36	$9.44
Total return (%)[4]	7.84	6.24	3.19[5]	1.34[5]	2.18[5]	(6.45)[5,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$308	$306	$296	$304	$294	$246
Ratios (as a percentage
of average net assets):
Expenses before reductions	0.83	0.86	0.82	0.81	0.81	0.87[6]
Expenses net of all fee waivers	0.83	0.86	0.82	0.81	0.81	0.87[6]
Expenses net of all fee waivers
and credits	0.83	0.86	0.82	0.81	0.81	0.87[6]
Net investment income	4.72	4.59	4.53	4.33	4.45	5.11[6]
Portfolio turnover (%)	21	13	33	41	22	19

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Not annualized.

See notes to financial statements

20	California Tax-Free Income Fund | Semiannual report

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.36
Net investment income[3]	0.42	0.41	0.40	0.38	0.38	0.20
Net realized and unrealized gain
(loss) on investments	0.31	0.16	(0.15)	(0.32)	(0.25)	(0.91)
Total from investment operations	0.73	0.57	0.25	0.06	0.13	(0.71)
Less distributions
From net investment income	(0.42)	(0.40)	(0.40)	(0.38)	(0.37)	(0.20)
From net realized gain	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.42)	(0.40)	(0.40)	(0.38)	(0.38)	(0.21)
Net asset value, end of period	$10.91	$11.08	$10.93	$10.61	$10.36	$9.44
Total return (%)[5]	6.93	5.35	2.32[4]	0.48[4]	1.31[4]	(6.85)[4,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$43	$32	$24	$15	$10	$7
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.69	1.71	1.67	1.66	1.66	1.72[6]
Expenses net of all fee waivers	1.69	1.71	1.67	1.66	1.66	1.72[6]
Expenses net of all fee waivers
and credits	1.69	1.71	1.67	1.66	1.66	1.72[6]
Net investment income	3.87	3.75	3.68	3.47	3.59	4.25[6]
Portfolio turnover (%)	21	13	33	41	22	19

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Annualized.

7 Not annualized.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund	21

FINANCIAL  STATEMENTS

CLASS C SHARES Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.36
Net investment income[3]	0.42	0.41	0.40	0.37	0.38	0.20
Net realized and unrealized gain
(loss) on investments	0.31	0.16	(0.15)	(0.31)	(0.25)	(0.91)
Total from investment operations	0.73	0.57	0.25	0.06	0.13	(0.71)
Less distributions
From net investment income	(0.42)	(0.40)	(0.40)	(0.38)	(0.37)	(0.20)
From net realized gain	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.42)	(0.40)	(0.40)	(0.38)	(0.38)	(0.21)
Net asset value, end of period	$10.91	$11.08	$10.93	$10.61	$10.36	$9.44
Total return (%)[4]	6.93	5.35	2.32[5]	0.48[5]	1.31[5]	(6.85)[5,7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$7	$8	$10	$14	$11
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.69	1.71	1.67	1.66	1.66	1.72[6]
Expenses net of all fee waivers	1.69	1.71	1.67	1.66	1.66	1.72[6]
Expenses net of all fee waivers
and credits	1.69	1.71	1.67	1.66	1.66	1.72[6]
Net investment income	3.87	3.74	3.68	3.47	3.60	4.26[6]
Portfolio turnover (%)	21	13	33	41	22	19

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-08 to 2-28-09. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Annualized.

7 Not annualized.

See notes to financial statements

22	California Tax-Free Income Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Semiannual report | California Tax-Free Income Fund	23

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	$—

Level 2 — Other Significant Observable Inputs	$262,263,735	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$262,263,735	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund use identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank

24	California Tax-Free Income Fund | Semiannual report

of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by John Hancock Advisers LLC (the Adviser), an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended February 28, 2009.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $20,361, tax exempt income of $14,082,238 and long-term capital gain $405,825. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risks and uncertainties
State concentration risk

The Fund invests mainly in bonds from a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion

Semiannual report | California Tax-Free Income Fund	25

of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondhold ers which may be caused by many reasons, ranging from and including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000. The effective rate for the period ended February 28, 2009 is 0.55% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

26	California Tax-Free Income Fund | Semiannual report

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. There were no custody balance credits during the period ended February 29, 2008.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, JH Funds received net up-front sales charges of $106,571 with regard to sales of Class A shares. Of this amount, $13,458 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $92,658 was paid as sales commissions to unrelated broker-dealers and $455 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by JH Funds amounted to $7,333 for Class B shares and $3,842 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

•The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

•All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

•In addition, Signature Services is reimbursed for certain out-of-pocket expenses, which are agregated and allocated to each class based on the relative net assets of the classes.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $21 for transfer agent credits earned.

Class level expenses for the period ended February 28, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$189,545	$54,475
Class B	41,414	1,781
Class C	56,180	2,424
Total	$287,139	$58,680

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $20,504 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any

Semiannual report | California Tax-Free Income Fund	27

income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

		Year ended 8-31-08	Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,992,318	$52,426,707	1,434,340	$14,047,582
Distributions reinvested	734,057	7,695,093	381,730	3,557,199
Repurchased	(6,016,558)	(63,195,548)	(4,040,153)	(38,380,214)
Net decrease	(290,183)	($3,073,748)	(2,224,083)	($20,775,433)

Class B shares

Sold	51,446	$549,219	22,103	$208,790
Distributions reinvested	24,616	258,404	11,181	104,191
Repurchased	(459,249)	(4,853,916)	(249,886)	(2,338,824)
Net decrease	(383,187)	($4,046,293)	(216,602)	($2,025,843)

Class C shares

Sold	546,964	$5,771,432	171,546	$1,630,018
Distributions reinvested	23,635	247,277	17,033	158,612
Repurchased	(227,092)	(2,382,136)	(295,068)	(2,809,452)
Net increase (decrease)	343,507	$3,636,573	(106,489)	($1,020,822)

Net decrease	(329,863)	($3,483,468)	(2,547,174)	($23,822,098)

1Semiannual period from 9-1-08 to 2-28-09.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $16,200,000 and $14,410,000, respectively, during the period ended February 28, 2009, aggregated $35,453,196 and $62,070,309, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year-end from August 31 to May 31.

28	California Tax-Free Income Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock California
Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock California Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

Semiannual report | California Tax-Free Income Fund	29

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1-year period was lower than the performance of the median of the Category and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board also noted that the Fund’s performance was generally in line with the median performance of the Category for the 3-, 5- and 10-year periods. The Board viewed favorably that the Fund’s performance was generally in line with the performance of the Peer Group median for the 5-year period and was higher than the performance of the Peer Group median for the 1-, 3- and 5-year periods.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the Peer Group median and not appreciably higher than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group median and equal to the Category median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

30	California Tax-Free Income Fund | Semiannual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadvisor, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | California Tax-Free Income Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

32	California Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	530SA 2/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/09

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009